Right-of-Use Assets and Operating Lease Liabilities	12 Months Ended
Dec. 31, 2024
Right-of-Use Assets and Operating Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

11. RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

The Company is a lessee of non-cancellable operating leases for a corporate office in Hong Kong with a lease term of two years. The Company’s ROU assets and operating lease liabilities recognized in the consolidated balances sheets consist of the following:

	As of December 31,
	2023	2024
	US$	US$
Right-of-use assets	84,883	167,723

	As of December 31,
	2023	2024
	US$	US$
Operating lease liabilities
Current portion	84,883	90,199
Non-current portion	—	77,524
Total	84,883	167,723

During the years ended December 31, 2022, 2023 and 2024, the Company incurred lease expenses of approximately US$34,199, US$102,699 and US$101,501, respectively.

Other supplemental information about the Company’s operating lease as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
Operating leases:
Weighted average remaining lease term (years)	0.83	1.83
Weighted average discount rate	2.75%	3.38%

The maturity analysis of the Company’s undiscounted non-cancellable operating lease obligations as of December 31, 2024 is as follows:

Operating leases
US$
Year ending December 31, 2025	94,208
Year ending December 31, 2026	78,507
Total undiscounted lease obligations	172,715
Less: imputed interest	(4,992)
Lease liabilities recognized in the consolidated balance sheet	167,723